Taxes (Details) ¥ in Thousands, $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Profits tax rate (in Dollars)			$ 2
Lowered tax rate	[1]	1.00%	1.00%	3.10%
Legacy tax rate		16.50%	16.50%
Enterprise income tax rate		25.00%	25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)					$ 1.0	$ 0.7
Preferential tax rate	[2]	15.20%	15.20%	12.70%
Finite lived in tangible asset useful life					5 years
Deferred tax assets, valuation allowance (in Dollars)
Statute of limitation		10 years	10 years
Operating loss carryforwards (in Dollars)					$ 1.5	$ 1.7
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
High and New Technology Enterprise [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate		15.00%	15.00%
Hong Kong [Member]
Taxes [Line Items]
Lowered tax rate		8.25%	8.25%
Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life					10 years
Maximum [Member]
Taxes [Line Items]
Preferential tax rate		5.00%	5.00%
Minimum [Member]
Taxes [Line Items]
Preferential tax rate		5.00%	5.00%

[1]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[2]	Preferential tax rates for small and micro enterprises and high-tech entities.